Trade receivables and contract assets (Tables)	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables are non-interest bearing and are generally on 30-90 day payment terms.

	At December 31, 2019	At September 30, 2020
	(in thousands)
Trade receivables	$11,957	$17,367
Contract assets	1,587	1,028
Provision for credit notes to be issued	(848)	(543)
Provisions on trade receivables	(2,719)	(2,740)
Net trade receivables	$9,977	$15,112

Schedule of Movements in the Provision for Impairment of Receivables
The movements in the provision for impairment of receivables were as follows:

	Year ended December 31, 2019	Nine months ended September 30, 2020
	(in thousands)
At January 1,	$2,592	$2,719
Charge for the period	515	64
Utilized amounts	(388)	—
Unutilized amounts	—	(43)
At period end	$2,719	$2,740

	Post- employment benefits	Others	Total	Current	Non-current
	(in thousands)
At December 31, 2019	$1,063	$842	$1,905	$—	$1,905
Arising during the period	121	381	502
Released (used) during the period	—	—	—
Released (unused) during the period	—	(292)	(292)

At September 30, 2020	$1,184	$931	$2,115	$230	$1,885

Aging Analysis of Trade Receivables That Were Not Impaired
The aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At September 30, 2020	$15,112	$10,747	$3,171	$406	$—	$788